Related-party balances and transactions (Details 1) (Detail) - BRL (R$) R$ in Thousands		Dec. 31, 2019	Dec. 31, 2018
Balances and transactions with related parties
Payables		R$ 22,187	R$ 30,797
Immediate parent - UOL - sales of services
Balances and transactions with related parties
Payables	[1]	10,575	9,822
Immediate parent - UOL- shared service costs
Balances and transactions with related parties
Payables	[2]	4,229	10,234
Affiliated companies - UOL Diveo - sales of services
Balances and transactions with related parties
Payables	[1]	3,117	3,290
Affiliated companies - UOL Diveo - shared service costs
Balances and transactions with related parties
Payables		0	126
Affiliated companies - Transfolha Transportadora e Distribuicao Ltda.
Balances and transactions with related parties
Payables		1,440	4,336
Affiliated companies - Others
Balances and transactions with related parties
Payables		R$ 2,826	R$ 2,989

[1]	Sales of services refers mainly to the purchase of advertising services from UOL.
[2]	Share service costs refers mainly to technical support in hosting from UOL Diveo Tecnologia Ltda. (“UOL Diveo”).